Inventories-Net (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 208	$ 203
Work in process	21	18
Finished products	108	80
Inventories, gross	337	301
Less—Reserves	(36)	(31)
Inventories, net	$ 301	$ 270